8. STOCKHOLDERS' DEFICIT (Details)	12 Months Ended			9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Grant Date	Sep. 30, 2014 On November 21, 2012 [Member] Warrant [Member]	Sep. 30, 2014 On July 9, 2013 [Member] Warrant 1 [Member]	Sep. 30, 2014 On October 15, 2013 [Member] Warrant 2 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 3 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 4 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 5 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 6 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 7 [Member]	Sep. 30, 2014 On February 17, 2014 [Member] Warrant 8 [Member]	Sep. 30, 2014 On June 4, 2014 [Member] Warrant 9 [Member]
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	183.35%	283.23%	96.35%	283.23%	183.35%	96.35%	86.94%	86.94%	86.23%	86.23%	123.49%	123.49%	86.69%
Expected term	5 years	10 years	3 years	10 years	5 years	3 years	2 years	2 years	3 years	3 years	3 years	3 years	3 years
Risk free interest rate	1.50%	1.69%	1.45%	1.69%	1.50%	1.45%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	0.85%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%